OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets
Definite-lived other intangible assets:

	December 31,
	2017	2016
Original amounts:
Core technology	$673,291	$623,274
Customer relationships, backlog and distribution network	382,031	372,438
Trademarks	56,196	55,745

	1,111,518	1,051,457
Accumulated amortization:
Core technology	315,665	238,898
Customer relationships and distribution network	225,951	181,123
Trademarks	18,555	12,701

	560,171	432,722

Other intangible assets, net	$551,347	$618,735

Schedule of Estimated Amortization Expense
Estimated amortization expense:
For the year ended December 31,

2018	$102,561
2019	99,091
2020	93,837
2021	85,822
2022 and thereafter	170,036

$551,347